Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018